Lease Commitments, Rent Expense, and Contingent Liabilities (Tables) - OneMain Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases, excluding leases on a month-to-month basis and the amortization of the lease intangibles recorded as a result of the Fortress Acquisition

Annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases, excluding leases on a month-to-month basis, were as follows:

(dollars in millions)	Lease Commitments

First quarter 2016	$17
Second quarter 2016	17
Third quarter 2016	16
Fourth quarter 2016	15
2016	65
2017	48
2018	32
2019	20
2020	12
2021+	21
Total	$198

Schedule of activity in reserve for sales recourse obligations

The activity in our reserve for sales recourse obligations primarily associated with the real estate loan sales during 2014 was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in millions)	2016	2015	2016	2015

Balance at beginning of period	$15	$18	$15	$24
Recourse losses	—	—	—	(5)
Provision for recourse obligations, net of recoveries *	(1)	—	(1)	(1)
Balance at end of period	$14	$18	$14	$18

*	Reflects the elimination of the reserve associated with other prior sales of finance receivables.

The activity in our reserve for sales recourse obligations associated with the real estate loan sales during 2014 and other prior sales of finance receivables was as follows:

(dollars in millions)
At or for the Years Ended December 31,	2015	2014	2013

Balance at beginning of period	$24	$5	$5
Recourse losses	(2)	—	—
Provision for recourse obligations, net of recoveries *	(7)	19	—
Balance at end of period	$15	$24	$5

*	Reflects the elimination of the reserve associated with other prior sales of finance receivables.